Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Equity securities	[1]	¥ 782,413	¥ 626,910
Available-for-sale debt securities		2,526,416	2,607,637
Total		¥ 3,308,829	¥ 3,234,547

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥137,933 million as of March 31, 2025 and 2026, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.